Organization and Summary of Significant Accounting Policies (Details 3) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Assets:
Total assets at fair value	$ 4,453	$ 4,763
Mexican peso option contracts [Member]
Assets:
Total assets at fair value	80	414
Liabilities:
Total liabilities at fair value	475	169
Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value	209	306
Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value	206	294
Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value	640	776
U.S. Treasury Securities [Member]
Assets:
Total assets at fair value	2,512	2,601
Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value	806	372
Level 1 [Member]
Assets:
Total assets at fair value	4,373	4,349
Level 1 [Member] | Mexican peso option contracts [Member]
Assets:
Total assets at fair value
Level 1 [Member] | Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value	209	306
Level 1 [Member] | Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value	206	294
Level 1 [Member] | Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value	640	776
Level 1 [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets at fair value	2,512	2,601
Level 1 [Member] | Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value	806	372
Level 2 [Member]
Assets:
Total assets at fair value	80	414
Level 2 [Member] | Mexican peso option contracts [Member]
Assets:
Total assets at fair value	80	414
Liabilities:
Total liabilities at fair value	475	169
Level 2 [Member] | Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value
Level 2 [Member] | Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value		0
Level 2 [Member] | Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value		0
Level 2 [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets at fair value		0
Level 2 [Member] | Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value		0
Level 3 [Member]
Assets:
Total assets at fair value
Level 3 [Member] | Mexican peso option contracts [Member]
Assets:
Total assets at fair value
Level 3 [Member] | Stock Index Funds [Member] | Small Cap [Member]
Assets:
Total assets at fair value
Level 3 [Member] | Stock Index Funds [Member] | Mid Cap [Member]
Assets:
Total assets at fair value		0
Level 3 [Member] | Stock Index Funds [Member] | Large Cap [Member]
Assets:
Total assets at fair value		0
Level 3 [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets at fair value		0
Level 3 [Member] | Cash and Cash Equivalents [Member]
Assets:
Total assets at fair value		$ 0